Lease obligations (Tables)	3 Months Ended
Mar. 31, 2026
Lease Obligations
Schedule of lease obligations

The following table presents the contractual undiscounted cash flows for lease obligations which require the following payments for each period ending March 31:

2027	$268
2028	100
2029	76
2030	75
2031	39
$558

Schedule of payments for lease obligations	The following table presents payments for lease obligations:
	March 31,	March 31,
	2026	2025

Principal payments	$81	$86
Interest payments	14	12
Short-term lease payments	63	61
	$158	$159